Summary Prospectus and
Prospectus Supplement

June 17, 2016

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 17, 2016 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectus and Prospectus dated April 29, 2016

Emerging Markets Leaders Portfolio
(the "Portfolio")

Effective June 30, 2016, Morgan Stanley Investment Management Limited will no longer be a Sub-Adviser to the Portfolio. Accordingly, effective June 30, 2016, all references to Morgan Stanley Investment Management Limited will be removed from the Portfolio's Summary Prospectus and Prospectus.

Please retain this supplement for future reference.

  SU-MSIF-29-SPT-0616